Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Net operating loss and tax credit carry forwards use limit	Under Internal Revenue Code Section 382 and related provisions, the benefits from net operating loss and tax credit carry forwards may be limited in the event the Company has a cumulative ownership change of more than 50% over a three year period.
Unrecognized tax benefit	$ 2,569,544	$ 2,516,860	$ 2,409,043
Windfall Stock Based Compensation Deductions
Income Tax [Line Items]
Net operating loss carryforwards	21,000	21,000
Federal Income Tax
Income Tax [Line Items]
Net operating loss carryforwards	$ 112,000,000	107,000,000
Net operating loss carry forwards expire period	Dec. 31, 2025
Tax credit carry forwards available to offset future federal tax liabilities	$ 5,400,000	5,300,000
State Income Tax
Income Tax [Line Items]
Net operating loss carryforwards	$ 104,000,000	102,000,000
Net operating loss carry forwards expire period	Dec. 31, 2017
Tax credit carry forwards available to offset future federal tax liabilities	$ 4,900,000	$ 4,800,000